Statement Of Changes In Stockholders' Deficit - USD ($)		Preferred Stock		Common Stock		Common Stock Payable		Additional Paid-In Capital		Accumulated Deficit		Total
Beginning Balance, Amount at Mar. 31, 2014	[1]	$ 80						$ 13,930,590		$ (14,141,491)		$ (210,821)
Beginning Balance, Shares at Mar. 31, 2014	[1]	8,000,000		1,125
Stock based Compensation						390,000						390,000
Net loss										(594,703)		(594,703)
Ending Balance, Amount at Mar. 31, 2015		$ 80	[1]		[1]	390,000	[1]	13,930,590	[1]	(14,736,194)	[1]	(415,524)
Ending Balance, Shares at Mar. 31, 2015	[1]	8,000,000		1,125
Common stock issued for services, Amount				$ 0				225,000				225,000
Common stock issued for services, Shares				3,750
Common stock issued for debt settlement, Amount				$ 0				187,541				187,541
Common stock issued for debt settlement, Shares				6,500
Common stock issued exchanged for common stock payable, Amount				$ 0		(390,000)		390,000
Common stock issued exchanged for common stock payable, Shares				36,000
Common Stock issued to CEO for debt settlement, Amount				$ 4				299,996				300,000
Common Stock issued to CEO for debt settlement, Shares				325,000
Debt settlement								5,254				5,254
Net loss										(525,197)		(525,197)
Ending Balance, Amount at Mar. 31, 2016		$ 80	[1]	$ 4	[1]		[1]	$ 15,038,381	[1]	$ (15,261,391)	[1]	$ (222,926)
Ending Balance, Shares at Mar. 31, 2016	[1]	8,000,000		372,375

[1]	All common share amounts and per share amounts in these financial statements reflect the 1-for-200 share reverse split of the issued and outstanding shares of common stock of the Company, effective July 13, 2016, including retroactive adjustment of common share amounts.